Non-cash Transactions (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Preferred share dividends payable	$ 160,934	$ 148,451	$ 471,654	$ 434,761